UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   Trinity Hall
           43 Cedar Avenue, P.O. Box HM 2905
           Hamilton, Bermuda HM LX


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $    1,481,132
                                         --------------
                                         (In Thousands)

List of other included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Amphenol Corp Cl A              COM            032095101    73994  1602305 SH       SOLE                1602305      0    0
Ansys Inc                       COM            03662q105    48969  1126755 SH       SOLE                1126755      0    0
Apollo Group Inc Cl A           COM            037604105      424     7000 SH       SOLE                   7000      0    0
Apple Inc                       COM            037833100     1075     5100 SH       SOLE                   5100      0    0
Automatic Data Processing Inc   COM            053015103     1611    37620 SH       SOLE                  37620      0    0
Becton Dickinson & Co           COM            075887109   115836  1468884 SH       SOLE                1468884      0    0
Boeing Co                       COM            097023105      704    13000 SH       SOLE                  13000      0    0
Chipotle Mexican Grill Inc Cl   COM            169656105    53418   605925 SH       SOLE                 605925      0    0
Google Inc Cl A                 COM            38259p508    57919    93420 SH       SOLE                  93420      0    0
Icici Bank Ltd ADR              ADR            45104g104      238     6300 SH       SOLE                   6300      0    0
IHS Inc Cl A                    COM            451734107      822    15000 SH       SOLE                  15000      0    0
Infosys Technologies Ltd Sp ADR ADR            456788108     1085    19635 SH       SOLE                  19635      0    0
IntercontinentalExchange Inc    COM            45865v100    48948   435872 SH       SOLE                 435872      0    0
Johnson & Johnson               COM            478160104     1079    16755 SH       SOLE                  16755      0    0
Kellogg Co                      COM            487836108      845    15875 SH       SOLE                  15875      0    0
Mastercard Inc Cl A             COM            57636q104   125403   489893 SH       SOLE                 489893      0    0
McAfee Inc                      COM            579064106    73521  1812197 SH       SOLE                1812197      0    0
Northern Trust Corp             COM            665859104      866    16530 SH       SOLE                  16530      0    0
Paychex Inc                     COM            704326107      273     8905 SH       SOLE                   8905      0    0
PepsiCo Inc                     COM            713448108    85591  1407750 SH       SOLE                1407750      0    0
Polo Ralph Lauren Corp Cl A     COM            731572103    74606   921285 SH       SOLE                 921285      0    0
Praxair Inc                     COM            74005p104    83263  1036776 SH       SOLE                1036776      0    0
Procter & Gamble Co             COM            742718109    92065  1518479 SH       SOLE                1518479      0    0
Qualcomm Inc                    COM            747525103    82994  1794071 SH       SOLE                1794071      0    0
Schwab Charles Corp             COM            808513105    88983  4728126 SH       SOLE                4728126      0    0
Staples Inc                     COM            855030102    74292  3021235 SH       SOLE                3021235      0    0
Stericycle Inc                  COM            858912108    42484   770058 SH       SOLE                 770058      0    0
Target Corp                     COM            87612e106    69467  1436163 SH       SOLE                1436163      0    0
Techne Corp                     COM            878377100     5972    87100 SH       SOLE                  87100      0    0
United Technologies Corp        COM            913017109    48465   698240 SH       SOLE                 698240      0    0
Visa Inc Cl A                   COM            92826c839    67964   777087 SH       SOLE                 777087      0    0
Weyerhaeuser Co                 COM            962166104      475    11000 SH       SOLE                  11000      0    0
Yum Brands Inc                  COM            988498101    57481  1643730 SH       SOLE                1643730      0    0